Condensed Consolidated Interim Statements of Cash Flows - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities
Net loss	$ (4,829,000)	$ (7,257,000)
Add items not affecting cash
Share-based compensation	894,000	2,043,000
Deferred income tax benefit	(218,000)
Foreign exchange	(71,000)	(373,000)
Investment loss from joint ventures	423,000
Fair value gain on financial asset - FID	(1,489,000)	0
Amortization	314,000	264,000
Interest expense	11,000	18,000
Net changes in non-cash working capital items:
Receivables	202,000	(5,000)
Prepaid expenses	411,000	752,000
Advances and deposits		1,583,000
Accounts payable and accrued liabilities	(2,400,000)	(1,834,000)
Receivables - unconsolidated affiliates	(829,000)
Net cash used in operating activities	(7,581,000)	(4,809,000)
Investing activities
Exploration and evaluation assets	(2,071,000)	(11,687,000)
Purchase of property, plant and equipment	(10,000)	(700,000)
Purchase of short-term investment		(81,000)
Net cash used in investing activities	(2,081,000)	(12,468,000)
Financing activities
Exercise of options		103,000
Lease payments	(143,000)	(116,000)
Share issuance costs	(6,000)	(9,000)
Net cash used in financing activities	(149,000)	(22,000)
Effect of exchange rates on cash	50,000	(295,000)
Net change in cash	(9,761,000)	(17,594,000)
Cash, beginning of period	38,667,000	44,975,000
Cash, end of period	$ 28,906,000	$ 27,381,000